UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine             Westport, CT            11/14/07
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         3
                                               -------------

Form 13F Information Table Entry Total:                   38
                                               -------------

Form 13F Information Table Value Total:             $246,270
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number                    Name


       1. 28-12498                PICKER HOLDINGS LLC, GENERAL PARTNER
       2. 28-02944                DEBORAH ZISKIN, GENERAL PARTNER
       3. 28-7626                 MARGARET EPPRECHT, GENERAL PARTNER

                                                  Form 13F INFORMATION TABLE
           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- ---------- --------- --- ---- ----------  -------- -----------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------ ---------------- --------- ---------- --------- --- ---- ---------- -------- ------ -------- -------
ABBOTT LABS                     COM             002824100     4,030    75,161  SH          SOLE             75,161     0      0
.....................................................................................................................................
ADAMS RESPIRATORY THERAPEUTI    COM             00635P107     6,117   158,730  SH          SOLE            158,730     0      0
.....................................................................................................................................
AFFYMAX INC                     COM             00826A109     2,863   105,801  SH          SOLE            105,801     0      0
.....................................................................................................................................
AIRTRAN HLDGS INC               COM             00949P108     1,968   200,006  SH          SOLE            200,006     0      0
.....................................................................................................................................
ANADARKO PETE CORP              COM             032511107    11,227   208,880  SH          SOLE            208,880     0      0
.....................................................................................................................................
AT&T INC                        COM             00206R102     7,410   175,147  SH          SOLE            175,147     0      0
.....................................................................................................................................
AVON PRODS INC                  COM             054303102       375    10,000  SH          SOLE             10,000     0      0
.....................................................................................................................................
BEST BUY INC                    COM             086516101     9,594   208,472  SH          SOLE            207,472     0      0
.....................................................................................................................................
CADBURY SCHWEPPES PLC           ADR             127209302     6,997   150,402  SH          SOLE            150,402     0      0
.....................................................................................................................................
COLLECTIVE BRANDS INC           COM             19421W100     3,309   150,000  SH          SOLE            150,000     0      0
.....................................................................................................................................
CONAGRA FOODS INC               COM             205887102     7,845   300,241  SH          SOLE            300,241     0      0
.....................................................................................................................................
ENDURANCE SPECIALTY HLDGS LT    SHS             G30397106     5,090   122,502  SH          SOLE            122,502     0      0
.....................................................................................................................................
ENERGYSOUTH INC                 COM             292970100     4,061    80,542  SH          SOLE             80,542     0      0
.....................................................................................................................................
IDENIX PHARMACEUTICALS INC      COM             45166R204       524   181,166  SH          SOLE            181,166     0      0
.....................................................................................................................................
JOHNSON & JOHNSON               COM             478160104    18,082   275,214  SH          SOLE            275,214     0      0
.....................................................................................................................................
KEY ENERGY SERVICES INC         COM             492914106    14,438   849,316  SH          SOLE            849,316     0      0
.....................................................................................................................................
KROGER CO                       COM             501044101     2,852   100,000  SH          SOLE            100,000     0      0
.....................................................................................................................................
LINCOLN NATL CORP IND           COM             534187109     1,319    20,000  SH          SOLE             20,000     0      0
.....................................................................................................................................
MEDTRONIC INC                   COM             585055106    11,284   200,040  SH          SOLE            200,040     0      0
.....................................................................................................................................
MIRANT CORP NEW                 COM             60467R100    12,214   300,241  SH          SOLE            300,241     0      0
.....................................................................................................................................
MORTONS RESTAURANT GRP INC N    COM             619430101       431    27,121  SH          SOLE             27,121     0      0
.....................................................................................................................................
MURPHY OIL CORP                 COM             626717102     7,114   101,786  SH          SOLE            101,786     0      0
.....................................................................................................................................
O REILLY AUTOMOTIVE INC         COM             686091109     4,013   120,123  SH          SOLE            120,123     0      0
.....................................................................................................................................
POLYPORE INTL INC               COM             73179V103     1,406   100,000  SH          SOLE            100,000     0      0
.....................................................................................................................................
PREMIER EXHIBITIONS INC         COM             74051E102     7,396   490,435  SH          SOLE            490,435     0      0
.....................................................................................................................................
RADNET INC                      COM             750491102     7,130   801,144  SH          SOLE            801,144     0      0
.....................................................................................................................................
RELIANT ENERGY INC              COM             75952B105    16,352   638,735  SH          SOLE            638,735     0      0
.....................................................................................................................................
ROYAL CARIBBEAN CRUISES LTD     COM             V7780T103     7,308   187,251  SH          SOLE            187,251     0      0
.....................................................................................................................................
TALISMAN ENERGY INC             COM             87425E103    12,393   629,078  SH          SOLE            629,078     0      0
.....................................................................................................................................
TD AMERITRADE HLDG CORP         COM             87236Y108     4,380   240,396  SH          SOLE            240,396     0      0
.....................................................................................................................................
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209     7,319   164,581  SH          SOLE            164,581     0      0
.....................................................................................................................................
TIME WARNER INC                 COM             887317105     5,952   324,193  SH          SOLE            324,193     0      0
.....................................................................................................................................
TRANSMONTAIGNE PARTNERS L P     COM UNIT L P    89376V100     4,455   135,000  SH          SOLE            135,000     0      0
.....................................................................................................................................
VALASSIS COMMUNICATIONS INC     COM             918866104       489    54,836  SH          SOLE             54,836     0      0
.....................................................................................................................................
VALIDUS HOLDINGS LTD            COM SHS         G9319H102     3,772   155,622  SH          SOLE            155,622     0      0
.....................................................................................................................................
VELOCITY EXPRESS CORP           COM PAR $0.004  92257T608     1,235 2,329,459  SH          SOLE          2,329,459     0      0
.....................................................................................................................................
WAL MART STORES INC             COM             931142103     5,699   130,550  SH          SOLE            130,550     0      0
.....................................................................................................................................
WYETH                           COM             983024100    17,827   400,161  SH          SOLE            400,161     0      0
.....................................................................................................................................
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